SUMMARY OF RSUs OUTSTANDING (Details) - Visiox Pharmaceuticals, Inc. [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Number of Units Underlying RSU Outstanding, Beginning	534,238	1,068,474
Grant Date Fair Value Outstanding, Beginning	$ 2.16	$ 2.16
Weighted Average Vesting Period, Outstanding	8 months 1 day	11 months 1 day	1 year 11 months 1 day
Number of Units Underlying RSU Granted
Grant Date Fair Value Granted
Number of Units Underlying RSU Vested	(133,559)	(534,236)
Grant Date Fair Value Vested
Number of Units Underlying RSU Forfeited
Grant Date Fair Value Forfeited
Number of Units Underlying RSU Outstanding, Ending	400,679	534,238	1,068,474
Grant Date Fair Value Outstanding, Ending	$ 2.16	$ 2.16	$ 2.16
Restricted stock units vested and exercisable, Ending	1,202,192	1,068,633
Grant Date Fair Value Outstanding, Ending	$ 2.16	$ 2.16
Weighted Average Vesting Period, Vested and Exercisable		11 months 1 day